13F-HR
		09/30/02

			0000923116
			q8wev#ti

			None
	1
			R. Groesbeck
			201-291-7888

	nwallace98@yahoo.com

		13F-HR
			Form 13F Holdings Report

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:		September 30, 2002

Check here if Amendment
This Amendment:		is a restatement.
				adds new holdings entries.

Institutional Investment Manager filing this report:

Name:		Groesbeck Investment Management Corp.
Address:	12 Route 17 North - Suite 130
		Paramus, NJ  07652

13F File Number:	801-44798
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert P. Groesbeck
Title:		President
Phone:	201-291-7888
Signature, Place, and Date of Signing:

	Robert P. Groesbeck	Paramus, NJ		August 1, 2002

Report Type:
X	13F HOLDING REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:	$201,585,671

List of Other Included Managers:
none

Name of Issuer
Class
CUSIP #
Fair Mkt
Value
#shares
Inv. Discr
Manager
Sole (A)
None(C)
JOHNSON & JOHNSON
Common
478160104
11562304
213800
Sole
RPG
2400
211400
FANNIE MAE
Common
313586109
11132491
186975
Sole
RPG
2200
184775
TELEFLEX INC
Common
879369106
8557645
187750
Sole
RPG
3200
184550
KIMCO REALTY CORP
Common
49446R109
7696752
247484
Sole
RPG
4700
242784
NORTH FORK BANCORP
Common
659424105
7207044
190461
Sole
RPG
2500
187961
MERCK & CO INC
Common
589331107
6970776
152400
Sole
RPG
2300
150100
CONAGRA INC
Common
205887102
6311900
254000
Sole
RPG
4000
250000
CINTAS CORP
Common
172908105
6268926
149545
Sole
RPG

149545
BEDFORD PPTY INVS I
Common
76446301
6187524
249900
Sole
RPG
4000
245900
SUNGARD DATA SYS INC
Common
867363103
5992953
308121
Sole
RPG

308121
AMSOUTH BANCORPORATION
Common
32165102
5844781
281812
Sole
RPG
4400
277412
EXPRESS SCRIPTS INC CL A
Common
302182100
5820773
106764
Sole
RPG
1400
105364
ABBOTT LABS
Common
2824100
5546920
137300
Sole
RPG
1000
136300
KINDER MORGAN ENERGY PAR
Common
494550106
5044940
158000
Sole
RPG

158000
PFIZER INC
Common
717081103
4898924
168812
Sole
RPG
3400
165412
SOUTHTRUST CORP
Common
844730101
4245181
175059
Sole
RPG
5300
169759
HEALTH CARE PPTY INVS
Common
421915109
4230180
99300
Sole
RPG
2100
97200
WASHINGTON REAL ESTATE
Common
939653101
4025268
158600
Sole
RPG
3400
155200
MARSH & MCLENNAN
Common
57174810
3959964
95100
Sole
RPG
1900
93200
EL PASO ENERGY PARTNERS
Common
527367106
3889770
131500
Sole
RPG

131500
CHARTER ONE FINL INC
Common
160903100
3878193
130491
Sole
RPG
3202
127289
BUCKEYE PARTNERS L P
Common
118230101
3670000
100000
Sole
RPG

100000
JEFFERSON PILOT
Common
475070108
3660529
91285
Sole
RPG
2600
88685
VALLEY NATIONAL BANK
Common
919794107
3517584
132240
Sole
RPG
3300
128940
MACK CALI RLTY CORP
Common
129909107
3344733
104100
Sole
RPG
2600
101500
PEOPLES BANK BRIDGEPORT
Common
710198102
3319640
148000
Sole
RPG

148000
TEPPCO PARTNERS L P
Common
872384102
3212000
110000
Sole
RPG

110000
BED BATH & BEYOND INC
Common
75896100
3037511
93261
Sole
RPG

93261
PATTERSON DENTAL
Common
703412106
2866541
56009
Sole
RPG
700
55309
HERSHEY FOODS CORP
Common
427866108
2537845
40900
Sole
RPG
1200
39700
DOLLAR TREE STORES INC
Common
256747106
2512185
113983
Sole
RPG
1300
112683
HARLEY DAVIDSON INC
Common
412822108
2488791
53580
Sole
RPG
2500
51080
PAYCHEX INC
Common
704326107
2296355
94617
Sole
RPG

94617
INTERNET ARCHITECTURE
Common
46060A107
2168742
108600
Sole
RPG

108600
AFLAC INC
Common
1055102
2153149
70158
Sole
RPG
2500
67658
AMERICAN INTL GROUP INC
Common
26874107
2082538
38072
Sole
RPG
200
37872
CISCO SYS INC
Common
17275R102
2063093
196860
Sole
RPG
1000
195860
AFFILIATED COMPUTER SERV
Common
8190100
1981851
46577
Sole
RPG

46577
WASHINGTON MUT INC
Common
939322103
1957434
62200
Sole
RPG
3000
59200
BANK OF AMERICA
Common
06605F102
1914000
30000
Sole
RPG

30000
MCCORMICK & CO
Common
579780206
1843494
80855
Sole
RPG
3300
77555
BJS WHOLESALE CLUB INC
Common
05548J106
1763140
92311
Sole
RPG
800
91511
SEI INVESTMENTS CO
Common
784117103
1724757
72226
Sole
RPG
800
71426
PARTNERRE LTD
Common
G6852T105
1445400
30000
Sole
RPG

30000
ASTORIA FINL CORP
Common
4626510
1422862
58314
Sole
RPG

58314
MICROSOFT CORP
Common
594918104
1176606
26900
Sole
RPG
500
26400
MORGN ST D WITTR DISCV
Common
617446448
1160390
34250
Sole
RPG

34250
E M C CORP MASS
Common
268648102
1044702
228600
Sole
RPG
1500
227100
GENERAL ELEC CO
Common
369604103
1044568
42376
Sole
RPG
3400
38976
CDW COMPUTER
Common
125129106
957802
22611
Sole
RPG

22611
PRE PAID LEGAL SVCS
Common
740065107
874720
44000
Sole
RPG
1600
42400
CLOROX CO DEL
Common
189054109
850450
21166
Sole
RPG

21166
CAMDEN PPTY TR SH BEN INT
Common
133131102
762450
23000
Sole
RPG

23000
CAREER EDUCATION CORP
Common
141665109
744316
15504
Sole
RPG

15504
SUN MICROSYSTEMS INC
Common
866810104
677575
261612
Sole
RPG
2000
259612
BRISTOL-MYERS SQUIBB
Common
110122108
423640
17800
Sole
RPG

17800
WAL MART STORES INC
Common
931142103
364376
7400
Sole
RPG

7400
AUTOMATIC DATA PROCESS.
Common
53015103
347700
10000
Sole
RPG

10000
WACHOVIA CORP
Common
929903102
339976
10400
Sole
RPG

10400
BANK NEW YORK INC
Common
64057102
316140
11000
Sole
RPG

11000
SYSCO
Common
87182910
283900
10000
Sole
RPG


NVIDIA CORP
Common
67066G104
253984
29671
Sole
RPG
400
29271
INTEL CORP
Common
458140100
223629
16100
Sole
RPG

16100
HOME DEPOT INC
Common
437076102
198360
7600
Sole
RPG

7600
COCA COLA CO
Common
191216100
191840
4000
Sole
RPG

4000
EXXON MOBIL CORP
Common
302290101
169453
5312
Sole
RPG

5312
TARGET CORP
Common
87612E106
106272
3600
Sole
RPG

3600
QUANTA
Common
74762E102
85615
41161
Sole
RPG

41161
MORGAN J P & CO INC
Common
616880100
84316
4440
Sole
RPG

4440
INTERNATIONAL BUSINESS M
Common
459200101
79826
1369
Sole
RPG

1369
SBC COMMUNICATIONS
Common
78387G103
63436
3156
Sole
RPG

3156
CHECK POINT SOFTWARE
Common
M22465104
59769
4350
Sole
RPG

4350
ORTHODONTIC CENTERS
Common
68750P103
56796
5308
Sole
RPG

5308
AEGON N V ORD AMER REG
Common
7924103
51846
5498
Sole
RPG

5498
COMPUTER SCIENCES
Common
205363104
44464
1600
Sole
RPG

1600
VERIZON COMMUNICATIONS
Common
92343V104
38416
1400
Sole
RPG

1400
PROVIDIAN FINL CORP
Common
140186107
35280
7200
Sole
RPG

7200
INSIGHT ENTERPRISES
Common
45765U103
34155
3365
Sole
RPG

3365
VODAFONE GROUP
Common
92857T107
29445
2295
Sole
RPG

2295
PROCTER & GAMBLE
Common
742718109
26814
300
Sole
RPG

300
WELLS FARGO & CO
Common
949746101
24080
500
Sole
RPG

500
QLOGIC CORP
Common
747277101
20832
800
Sole
RPG

800
BELLSOUTH CORP.
Common
7986010
18360
1000
Sole
RPG

1000
RATIONAL SOFTWARE CORP
Common
75409P202
12960
3000
Sole
RPG

3000
MFS INTERNATIONAL INCOME
Common
55273C10
11671
1630
Sole
RPG

1630
CTS CORP
Common
126501105
11500
2500
Sole
RPG

2500
SIEBEL SYSTEMS
Common
826170102
10724
1865
Sole
RPG

1865
CARRIER ACCESS CORP
Common
144460102
5670
10500
Sole
RPG

10500
FOUNDRY NETWORKS
Common
35063R100
5480
1000
Sole
RPG

1000
TYCO INTERNATIONAL
Common
902124106
2820
200
Sole
RPG

200
MICROMUSE INC
Common
595094103
1008
400
Sole
RPG

400
MCDATA CORP
Common
580031201
157
29
Sole
RPG

29









